        ALLMERICA SELECT SEPARATE ACCOUNT III OF ALLMERICA FINANCIAL LIFE
                         INSURANCE AND ANNUITY COMPANY

         SUPPLEMENT DATED JULY 19, 2000 TO PROSPECTUS DATED MAY 1, 2000

                                      * * *

      The first paragraph of the attached Prospectus is amended to read it its entirety as follows:


         This Prospectus provides important information about Allmerica Select SPL, a modified payment variable life insurance contract issued by Allmerica Financial Life Insurance and Annuity Company. The contracts are funded through the Allmerica Select Separate Account III, a separate investment account of the Company that is referred to as the Variable Account. The Contracts are designed for a large single payment and limit the ability to make additional payments. The Contract requires the Contract Owner to make an initial payment of at least $25,000. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

                                      * * *


      This supplement should be retained with the Prospectus for further reference.






                                                SUPPLEMENT DATED JULY 19, 2000
                                                SELECT SPL (OREGON)